UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

         Investment Company Act file number     811-5850
                                           -----------------------------

                             OneAmerica Funds, Inc.
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One American Square, Indianapolis, IN, 46282-8216
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
                One American Square, Indianapolis, IN, 46282-8216
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                           -------------

                   Date of fiscal year end: December 31, 2008
                                           ------------------

                    Date of reporting period: March 31, 2008
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                           MARCH 31, 2008 (UNAUDITED)

                    Description                                   Shares              Value
----------------------------------------------------             --------          ------------
COMMON STOCKS (89.0%)
  Aerospace & Defense (2.5%)
    General Dynamics Corp.                                         17,100          $  1,425,627
    Precision Castparts Corp.                                      67,900             6,931,232
                                                                                   ------------
                                                                                      8,356,859
                                                                                   ------------
  Apparel (5.2%)
    Columbia Sportswear Co.                                       175,300             7,718,459
    Liz Claiborne, Inc.                                           146,100             2,651,715
    Wolverine World Wide, Inc.                                    250,950             7,280,060
                                                                                   ------------
                                                                                     17,650,234
                                                                                   ------------
  Automotive Components (3.8%)
    Harley-Davidson, Inc.                                         135,100             5,066,250
    Magna International, Inc. Class A                             107,400             7,748,910
                                                                                   ------------
                                                                                     12,815,160
                                                                                   ------------
  Chemicals (1.5%)
    Dow Chemical Co.                                              140,500             5,177,425
                                                                                   ------------
  Computer Hardware & Software (7.3%)
    Autodesk, Inc.*                                               104,300             3,283,364
    Cisco Systems, Inc.*                                          342,400             8,248,416
    Dell Inc.*                                                    259,800             5,175,216
    Hewlett-Packard Co.                                           174,074             7,948,219
                                                                                   ------------
                                                                                     24,655,215
                                                                                   ------------
  Consumer Products (0.1%)
    Helen of Troy, Ltd.*                                           18,700               313,599
                                                                                   ------------
  Diversified Financial Services (9.4%)
    Aegon NV                                                      458,385             6,710,756
    Citigroup, Inc.                                               167,098             3,579,239
    Federated Investors, Inc.                                     252,100             9,872,235
    Investment Technology Group, Inc.*                            151,500             6,996,270
    JP Morgan Chase & Co.                                          94,107             4,041,896
    Washington Mutual, Inc.                                        90,526               932,418
                                                                                   ------------
                                                                                     32,132,814
                                                                                   ------------
  Diversified Manufacturing (8.3%)
    Carlisle Cos., Inc.                                           290,400             9,710,976
    Crane Co.                                                     199,500             8,049,825
    Illinois Tool Works, Inc.                                     156,200             7,533,526
    Trinity Industries, Inc.                                      107,125             2,854,881
                                                                                   ------------
                                                                                     28,149,208
                                                                                   ------------
  Electrical Equipment (1.8%)
    Baldor Electric Co.                                           158,193             4,429,404
    FLIR Systems, Inc.*                                            56,500             1,700,085
                                                                                   ------------
                                                                                      6,129,489
                                                                                   ------------
  Food & Beverage (2.6%)
    Coca-Cola Co. (The)                                           144,000             8,765,280
                                                                                   ------------
  Health Care (7.9%)
    Johnson & Johnson                                             115,100             7,466,537
    McKesson Corp.                                                 99,050             5,187,249
    Medtronic, Inc.                                               107,200             5,185,264

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                    Description                                   Shares              Value
----------------------------------------------------             --------          ------------
COMMON STOCKS (89.0%) (continued)
  Health Care (7.9%) (continued)
    Merck & Co., Inc.                                              38,900          $  1,476,255
    Pfizer, Inc.                                                  356,950             7,470,963
                                                                                   ------------
                                                                                     26,786,268
                                                                                   ------------
  Home Furnishings ( 0.1%)
    La-Z-Boy, Inc.                                                 53,000               442,020
                                                                                   ------------
  Industrial Conglomerates (2.5%)
    General Electric Co.                                          231,500             8,567,815
                                                                                   ------------
  Metals & Mining (2.6%)
    Alcoa, Inc.                                                   242,400             8,740,944
                                                                                   ------------
  Oil & Oil Services (7.4%)
    Royal Dutch Shell PLC ADR                                     141,400             9,753,772
    Tidewater, Inc.                                               162,850             8,974,664
    Valero Energy Corp.                                           134,400             6,600,384
                                                                                   ------------
                                                                                     25,328,820
                                                                                   ------------
  Paper and Forest Products (0.3%)
    Wausau Paper Corp.                                            124,700             1,030,022
                                                                                   ------------
  Recreation (3.0%)
    Brunswick Corp.                                               277,200             4,426,884
    Mattel, Inc.                                                  293,000             5,830,700
                                                                                   ------------
                                                                                     10,257,584
                                                                                   ------------
  Retail (5.6%)
    Bed Bath & Beyond, Inc.*                                      169,000             4,985,500
    Best Buy Co., Inc.                                             78,000             3,233,880
    BJ's Wholesale Club, Inc.*                                     63,400             2,262,746
    Home Depot, Inc.                                              248,900             6,961,733
    Kohl's Corp. *                                                 36,500             1,565,485
                                                                                   ------------
                                                                                     19,009,344
                                                                                   ------------
  Semiconductors (6.3%)
    Applied Materials, Inc.                                       295,200             5,759,352
    Intel Corp.                                                   407,800             8,637,204
    Texas Instruments, Inc.                                       253,800             7,174,926
                                                                                   ------------
                                                                                     21,571,482
                                                                                   ------------
  Telecommunication Services (5.9%)
    Nokia Corp. ADR                                               269,450             8,576,594
    Telefonos de Mexico, Class L ADR                              302,000            11,355,200
                                                                                   ------------
                                                                                     19,931,794
                                                                                   ------------
  Transportation (4.9%)
    Norfolk Southern Corp.                                        149,100             8,099,112
    Werner Enterprises, Inc.                                      462,700             8,587,712
                                                                                   ------------
                                                                                     16,686,824
                                                                                   ------------
      Total Common Stocks (cost: $267,875,213)                                      302,498,200
                                                                                   ------------

                                                                       Interest     Maturity     Principal
                     Description                                         Rate         Date        Amount         Value
----------------------------------------------------------            ----------   ----------   ----------   ------------
SHORT-TERM NOTES AND BONDS (3.5%)
  COMMERCIAL PAPER (3.5%)
    Consumer Finance (2.6%)
      American Express Credit Corp.                                       2.677%      5/15/08   $3,000,000   $  2,989,650
      American Honda Financial Corp                                       2.656       4/14/08    2,000,000      1,997,780
      General Electric Capital Corp.                                      2.798        5/6/08    2,000,000      1,994,540
      Nestle Capital Corp.                                                2.321       4/17/08    2,000,000      1,997,360
                                                                                                             ------------
                                                                                                                8,979,330
                                                                                                             ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest     Maturity     Principal
                     Description                                         Rate         Date        Amount         Value
----------------------------------------------------------            ----------   ----------   ----------   ------------
SHORT-TERM NOTES AND BONDS (3.5%) (continued)
  COMMERCIAL PAPER (3.5%) (continued)
    Insurance (0.9%)
      Prudential Funding Corp.                                            2.382%      4/29/08   $3,000,000   $  2,993,400
                                                                                                             ------------
        Total Short-Term Notes and Bonds (cost: $11,975,542)                                                   11,972,730
                                                                                                             ------------
MONEY MARKET MUTUAL FUNDS (5.5%)
      AIM-STIT-STIC Prime Portfolio                                                              7,400,000      7,400,000
      BlackRock Liquidity Funds Tempfund Portfolio                                               9,150,000      9,150,000
      Dreyfus Cash Management                                                                      200,000        200,000
      First America Prime class Z                                                                2,050,000      2,050,000
                                                                                                             ------------
        Total Money Market Mutual Funds (cost: $18,800,000)                                                    18,800,000
                                                                                                             ------------
MUTUAL FUNDS (2.0%)
      iShares Russell 1000 Value Index Fund (cost: $5,676,640)                                      93,100      6,809,334
                                                                                                             ------------
CASH AND CASH EQUIVALENTS (0.0%)
      BONY Cash Reserve (cost: $88,152)                                                             88,152         88,152
                                                                                                             ------------
TOTAL INVESTMENTS (100.0%) (a) (COST: $304,415,547)                                                           340,168,416

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                                                     (166,456)
                                                                                                             ------------
NET ASSETS (100%)                                                                                            $340,001,960
                                                                                                             ============

*Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of March 31, 2008.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2008.

                                                                Total Net
                                                               Unrealized
  Tax Basis         Appreciation         Depreciation         Appreciation
------------        ------------         ------------         ------------
$304,411,976         $67,954,931         $(32,198,491)         $35,756,440

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

                                                          INVESTMENTS             OTHER FINANCIAL
               VALUATION INPUTS                          IN SECURITIES             INSTRUMENTS*
-------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $ 328,195,686            $             -
-------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               11,972,730                          -
-------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                            -                          -
-------------------------------------------------------------------------------------------------
TOTAL                                                    $ 340,168,416            $             -
-------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date          Amount       Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
SHORT-TERM NOTES (92.7%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (19.1%)
    Federal Home Loan Bank Discount Notes                                 3.920%    04/15/08    $5,000,000   $  4,992,378
    Federal Home Loan Bank Discount Notes                                 2.660     04/23/08     3,000,000      2,995,123
    Federal Home Loan Bank Discount Notes                                 1.900     06/18/08     2,000,000      1,991,767
    Federal Agricultural Mortgage Corp. Discount Notes                    2.050     06/26/08     9,400,000      9,353,966
    Federal Farm Credit Bank Discount Note                                4.150     04/18/08     4,100,000      4,091,965
    Federal Farm Credit Bank Discount Note                                4.130     05/09/08     5,900,000      5,874,279
    Federal Home Loan Mortgage Discount Notes                             2.300     05/05/08     2,415,000      2,409,754
    Federal Home Loan Mortgage Discount Notes                             2.210     05/30/08     4,400,000      4,384,063
    Federal Home Loan Mortgage Discount Notes                             2.250     09/02/08     3,700,000      3,664,387
    Federal National Mortgage Association Discount Notes                  3.620     04/16/08     2,650,000      2,646,003
    Federal National Mortgage Association Discount Notes                  4.190     04/30/08     4,350,000      4,335,318
    Federal National Mortgage Association Discount Notes                  2.000     07/23/08     3,000,000      2,981,167
                                                                                                             ------------
                                                                                                               49,720,170
                                                                                                             ------------

  COMMERCIAL PAPER (66.2%)
    Automotive (2.9%)
      Honda Motor Company                                                 3.751     04/10/08     5,200,000      5,195,190
      Honda Motor Company                                                 2.282     04/15/08     2,250,000      2,248,031
                                                                                                             ------------
                                                                                                                7,443,221
                                                                                                             ------------
    Banks (3.3%)
      Bank of America Corp.                                               4.907     04/11/08     5,000,000      4,993,278
      Bank of America Corp.                                               2.971     04/28/08       500,000        498,901
      Bank of America Corp.                                               2.950     05/16/08     1,650,000      1,643,998
      Bank of America Corp.                                               2.585     08/26/08     1,500,000      1,484,381
                                                                                                             ------------
                                                                                                                8,620,558
                                                                                                             ------------
    Chemical - Diversified (5.0%)
      E.I. DuPont de Nemours & Co.                                        2.231     04/03/08     2,475,000      2,474,698
      E.I. DuPont de Nemours & Co.                                        2.656     04/04/08     6,100,000      6,098,668
      BASF Aktiengesells CPDS                                             3.650     04/07/08     4,500,000      4,497,300
                                                                                                             ------------
                                                                                                               13,070,666
                                                                                                             ------------
    Consumer Finance (12.1%)
      American Express Credit Corp.                                       2.677     04/14/08     3,200,000      3,196,949
      American Express Credit Corp.                                       2.535     05/08/08     2,300,000      2,294,090
      American General Finace Corp.                                       2.535     04/02/08     1,500,000      1,499,896
      American General Finace Corp.                                       2.839     04/07/08     2,500,000      2,498,833
      American General Finace Corp.                                       3.579     05/29/08     4,600,000      4,573,839
      Siemens Capital Corp.                                               2.231     04/30/08     2,555,000      2,550,472
      Siemens Capital Corp.                                               2.180     05/07/08     4,042,000      4,033,310
      Toyota Motor Credit Corp.                                           2.129     07/24/08     6,000,000      5,960,100
      Toyota Motor Credit Corp.                                           2.504     11/28/08     2,500,000      2,458,662
      UBS Finance Delaware, LLC                                           3.040     05/12/08     2,500,000      2,491,458
                                                                                                             ------------
                                                                                                               31,557,609
                                                                                                             ------------
    Diversified Financial Services (9.3%)
      AT&T Capital Corp.                                                  2.738     04/02/08     2,000,000      1,999,850
      AT&T Capital Corp.                                                  2.738     04/03/08     2,000,000      1,999,700
      AT&T Capital Corp.                                                  2.616     05/27/08     2,800,000      2,788,763
      Citigroup Funding Inc.                                              4.400     04/09/08     2,230,000      2,227,849
      General Electric Capital Corp.                                      3.072     04/29/08     2,000,000      1,995,287
      General Electric Capital Corp.                                      4.208     05/06/08     3,500,000      3,485,878
      General Electric Capital Corp.                                      4.329     06/25/08     3,000,000      2,969,754

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date          Amount       Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
SHORT-TERM NOTES (92.7%) (continued)
  COMMERCIAL PAPER (66.2%) (continued)
      Wells Fargo & Co.                                                   2.454%    04/22/08    $2,500,000   $  2,496,471
      Wells Fargo & Co.                                                   2.454     04/24/08     4,325,000      4,318,313
                                                                                                             ------------
                                                                                                               24,281,865
                                                                                                             ------------
    Education (1.2%)
      Harvard University                                                  2.616     05/05/08     3,000,000      2,992,690
                                                                                                             ------------
                                                                                                                2,992,690
                                                                                                             ------------
    Electric Products (2.3%)
      Emerson Electric Co.                                                2.281     04/08/08     6,000,000      5,997,375
                                                                                                             ------------
                                                                                                                5,997,375
                                                                                                             ------------
    Food, Beverages (9.8%)
      Nestle Capital Corp.                                                2.271     08/29/08     4,500,000      4,458,000
      Nestle Capital Corp.                                                2.119     02/11/09     4,000,000      3,926,618
      The Coca-Cola Co.                                                   2.210     05/08/08     3,500,000      3,492,158
      The Coca-Cola Co.                                                   2.231     05/13/08     5,000,000      4,987,167
      Pepsico Inc.                                                        2.281     04/17/08     2,000,000      1,998,000
      Pepsico Inc.                                                        2.281     04/21/08     4,000,000      3,995,000
      Pepsico Inc.                                                        2.180     04/28/08     2,500,000      2,495,969
                                                                                                             ------------
                                                                                                               25,352,912
                                                                                                             ------------
    Household & Presonal Products (3.3%)
      The Proctor & Gamble Co.                                            2.788     04/04/08     3,000,000      2,999,312
      The Proctor & Gamble Co.                                            2.758     04/09/08     3,000,000      2,998,187
      The Proctor & Gamble Co.                                            2.433     04/17/08     2,500,000      2,497,333
                                                                                                             ------------
                                                                                                                8,494,832
                                                                                                             ------------
    Insurance (6.6%)
      American International Group Funding, Inc.                          2.890     04/02/08     2,500,000      2,499,802
      American International Group Funding, Inc.                          2.484     04/03/08     2,600,000      2,599,646
      American International Group Funding, Inc.                          4.015     05/23/08     3,600,000      3,579,408
      Prudential Funding Corp.                                            4.106     05/02/08     3,500,000      3,487,794
      Prudential Funding Corp.                                            2.636     07/01/08     5,000,000      4,967,139
                                                                                                             ------------
                                                                                                               17,133,789
                                                                                                             ------------
    Medical Products (5.0%)
      Johnson & Johnson                                                   2.738     04/08/08     3,000,000      2,998,425
      Johnson & Johnson                                                   2.281     06/12/08     1,500,000      1,493,250
      Pfiizer Inc.                                                        4.431     05/01/08     3,000,000      2,989,075
      Pfiizer Inc.                                                        4.471     05/07/08     4,000,000      3,982,360
      Pfiizer Inc.                                                        2.565     06/05/08     1,500,000      1,493,148
                                                                                                             ------------
                                                                                                               12,956,258
                                                                                                             ------------
    Pipelines (0.8%)
      Colonial Pipeline Co.                                               2.433     04/01/08     2,100,000      2,100,000
                                                                                                             ------------
                                                                                                                2,100,000
                                                                                                             ------------
    Retail-Designer (3.3%)
      Wal-Mart Stores                                                     3.630     04/01/08     4,000,000      4,000,000
      Wal-Mart Stores                                                     2.788     04/29/08     2,000,000      1,995,722
      Wal-Mart Stores                                                     1.957     05/06/08     2,516,000      2,511,279
                                                                                                             ------------
                                                                                                                8,507,001
                                                                                                             ------------
    Transport Service (1.3%)
      United Parcel Services                                              4.421     04/25/08     3,500,000      3,489,827
                                                                                                             ------------
                                                                                                                3,489,827
                                                                                                             ------------
  VARIABLE RATE DEMAND NOTES (4.0%)**
      Chatham Capital Corp.(backed by 5/3rd Bank LOC)                     3.650     11/01/28       800,000        800,000
      Community Housing Development
        (backed by Wells Fargo Bank LOC)                                  2.770     08/01/24       900,000        900,000
      Connecticut Water (backed by Citizen Bank of RI LOC)                3.170     01/04/29     1,500,000      1,500,000
      PCP Investors LLC (backed by Wells Fargo Bank LOC)                  2.820     12/01/24       810,000        810,000
      Pineview (backed by 5/3rd Bank LOC)                                 3.650     01/01/23       300,000        300,000
      Rockwood Quarry LLC (backed by 5/3rd Bank LOC)                      3.650     12/01/22     4,100,000      4,100,000
      UBS AG Stamford Connecticut                                         2.834     06/16/08     2,000,000      2,000,000
                                                                                                             ------------
                                                                                                               10,410,000
                                                                                                             ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date         Amount        Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
SHORT-TERM NOTES (92.7%) (continued)
  CORPORATE BONDS (3.4%)
    Commercial Banks (1.5%)
      BASF Aktiengesells Finance EUR FLTR**                               3.728%    07/18/08    $4,000,000   $  4,000,000
                                                                                                             ------------
    Consumer Finance (0.8%)
      American Express Credit Corp.                                       3.000     05/16/08     2,000,000      1,995,955
                                                                                                             ------------
    Diversified Telecommunications Services (0.7%)
      Bellsouth Telecommunications                                        5.875     01/15/09     1,700,000      1,733,953
                                                                                                             ------------
    Finance-Leasing (0.4%)
      Pitney Bowes                                                        5.750     08/15/08     1,000,000      1,003,026
                                                                                                             ------------

        Total short-term notes (cost: $240,861,707)                                                           240,861,707
                                                                                                             ------------

                                                                                                  Shares
                                                                                                ----------
MONEY MARKET MUTUAL FUNDS (7.3%)
      Dreyfus Masternote Account                                                                 9,500,000      9,500,000
      Blackrock Liquidity Funds Temp Funds Portfolio                                             9,500,000      9,500,000
                                                                                                             ------------
        Total money market mutual funds (cost: $19,000,000)                                                    19,000,000
                                                                                                             ------------
CASH AND CASH EQUIVALENTS (0.0%)
      BONY Cash Reserve (cost: $164,972)                                                           164,972        164,972
                                                                                                             ------------
TOTAL INVESTMENTS (100.0%) (a) (COST: $260,026,679)                                                           260,026,679

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                                                      (91,307)
                                                                                                             ------------
NET ASSETS (100.0%)                                                                                          $259,935,372
                                                                                                             ============

**Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2008.

The interest rate for short-term notes reflects the yields for those securities as of March 31, 2008.

Cost represents amortized cost.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the cost are the same as of March 31, 2008.

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

                                                          INVESTMENTS             OTHER FINANCIAL
               VALUATION INPUTS                          IN SECURITIES             INSTRUMENTS*
-------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $  19,164,972            $             -
-------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS              240,861,707                          -
-------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                            -                          -
-------------------------------------------------------------------------------------------------
TOTAL                                                    $ 260,026,679            $             -
-------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                            ONE AMERICA SERIES FUNDS
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date         Amount        Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (93.4%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (6.5%)
    FHLMC                                                                 5.200%    03/05/19    $  700,000   $    712,385
    Housing Urban Development                                             5.670     08/01/16       800,000        861,715
    U.S. Treasury Bonds                                                   7.250     08/15/22     2,900,000      3,875,351
    U.S. Treasury Notes                                                   4.250     08/15/15       827,000        900,978
    U.S. Treasury Notes                                                   4.500     02/15/16       100,000        110,078
    U.S. Treasury Notes                                                   4.625     02/15/17        50,000         54,918
    U.S. Treasury Notes                                                   7.875     02/15/21       900,000      1,248,047
    U.S. Treasury Notes                                                   4.125     05/15/15     1,500,000      1,621,524
                                                                                                             ------------
                                                                                                                9,384,996
                                                                                                             ------------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (53.7%)
    Atlantic City Electric Transition Funding
      LLC, Ser. 2002-1, Cl. A3                                            4.910     07/20/17     1,000,000      1,024,836
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. Aab                                                5.379     09/10/47       900,000        869,068
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-T24, Cl. Aab                                  5.533     10/12/41       550,000        548,175
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW13, Cl. Aab                                 5.530     09/11/41     1,300,000      1,272,423
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW14, Cl. A3                                  5.209     12/11/38       600,000        563,302
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2007-PW15, Cl. Aab                                 5.315     02/11/44       650,000        636,660
    Bear Stearns Commercial Mortgage Securities, Ser
      2006-PW13, Cl. AAA                                                  5.518     09/11/41     1,000,000        944,623
    Centerpoint Energy Transition Bond Co.,
      Ser. 2005-A, Cl. A2                                                 4.970     08/01/14       600,000        621,720
    CNH Equipment Trust Ser 2007-B A3A                                    5.400     10/17/11       400,000        407,107
    Citigroup Commercial Mortgage Trust, Ser.
      2006-C5, Cl. Asb                                                    5.413     10/15/49     1,200,000      1,189,696
    Commercial Mortgage PASS-THRU, Ser.
      2006-C8, Cl. Aab                                                    5.291     12/10/46       650,000        641,089
    Crown Castle Towers, Ser. 2006-1A, Cl.
      Afx                                                                 5.245     11/15/36     1,000,000        988,870
    CSFB Boston Mtge Secs Corp 2005-C6 A4                                 5.230     12/15/40     1,000,000        993,967
    CSFB, Ser. 2005-C5, Cl. Aab                                           5.100     08/15/38     1,200,000      1,149,632
    FHLMC Gold Pool #A48197                                               6.500     01/01/36     1,443,302      1,498,475
    FHLMC Gold Pool #A56247                                               6.000     01/01/37     1,565,470      1,607,226
    FHLMC Gold Pool #A57135                                               5.500     02/01/37     1,383,224      1,398,098
    FHLMC Gold Pool #A58278                                               5.000     03/01/37     1,844,325      1,827,937
    FHLMC Gold Pool #J05930                                               5.500     03/01/21     2,318,811      2,369,081
    FHLMC Gold Pool #A11823                                               5.000     08/01/33       107,185        106,458
    FHLMC Gold Pool #A16641                                               5.500     12/01/33       212,709        215,532
    FHLMC Gold Pool #A27124                                               6.000     10/01/34       103,119        106,135
    FHLMC Gold Pool #A28876                                               6.000     11/01/34       526,886        542,297
    FHLMC Gold Pool #A40159                                               5.500     11/01/35        45,197         45,726
    FHLMC Gold Pool #A40754                                               6.500     12/01/35       587,150        610,127
    FHLMC Gold Pool #A41968                                               5.500     01/01/36       463,461        468,882
    FHLMC Gold Pool #A43870                                               6.500     03/01/36       302,653        314,222

                                                        (continued on next page)

                            ONE AMERICA SERIES FUNDS
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                          Description                                    Rate        Date         Amount        Value
------------------------------------------------------------------    ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (93.4%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (53.7%) (continued)
    FHLMC Gold Pool #A45624                                               5.500%    06/01/35    $   47,322   $     47,875
    FHLMC Gold Pool #A49346                                               6.500     05/01/36       155,117        161,047
    FHLMC Gold Pool #A51101                                               6.000     07/01/36       274,955        282,289
    FHLMC Gold Pool #A58965                                               5.500     04/01/37     1,144,432      1,156,738
    FHLMC Gold Pool #A71576                                               6.500     01/01/38     1,070,069      1,110,992
    FHLMC Gold Pool #B12969                                               4.500     03/01/19       193,645        193,451
    FHLMC Gold Pool #B19462                                               5.000     07/01/20     1,041,502      1,054,440
    FHLMC Gold Pool #C01086                                               7.500     11/01/30        54,584         59,071
    FHLMC Gold Pool #C01271                                               6.500     12/01/31       101,535        106,198
    FHLMC Gold Pool #C01302                                               6.500     11/01/31        36,465         38,139
    FHLMC Gold Pool #C01676                                               6.000     11/01/33     4,818,988      4,968,652
    FHLMC Gold Pool #C14364                                               6.500     09/01/28        39,222         41,071
    FHLMC Gold Pool #C14872                                               6.500     09/01/28         4,211          4,410
    FHLMC Gold Pool #C20300                                               6.500     01/01/29        37,860         39,645
    FHLMC Gold Pool #C28221                                               6.500     06/01/29        16,280         17,062
    FHLMC Gold Pool #C35377                                               7.000     01/01/30         7,209          7,661
    FHLMC Gold Pool #C41636                                               8.000     08/01/30         6,095          6,620
    FHLMC Gold Pool #C56017                                               6.500     03/01/31       341,239        357,170
    FHLMC Gold Pool #C61802                                               5.500     12/01/31       640,532        649,680
    FHLMC Gold Pool #C64936                                               6.500     03/01/32        56,121         58,597
    FHLMC Gold Pool #C68790                                               6.500     07/01/32       222,781        232,608
    FHLMC Gold Pool #C74741                                               6.000     12/01/32       240,419        248,092
    FHLMC Gold Pool #C79460                                               5.500     05/01/33       252,009        255,355
    FHLMC Gold Pool #C79886                                               6.000     05/01/33       476,485        491,358
    FHLMC Gold Pool #E00543                                               6.000     04/01/13        30,192         31,173
    FHLMC Gold Pool #E00565                                               6.000     08/01/13        23,971         24,750
    FHLMC Gold Pool #E00957                                               6.000     02/01/16        44,101         45,522
    FHLMC Gold Pool #E01007                                               6.000     08/01/16        34,481         35,572
    FHLMC Gold Pool #E01085                                               5.500     12/01/16        69,024         70,817
    FHLMC Gold Pool #E01136                                               5.500     03/01/17       182,070        186,765
    FHLMC Gold Pool #E01216                                               5.500     10/01/17       173,739        178,220
    FHLMC Gold Pool #E01378                                               5.000     05/01/18       362,737        368,162
    FHLMC Gold Pool #E71048                                               6.000     07/01/13         1,542          1,592
    FHLMC Gold Pool #E72468                                               5.500     10/01/13        14,109         14,469
    FHLMC Gold Pool #E74118                                               5.500     01/01/14        74,264         76,149
    FHLMC Gold Pool #E77035                                               6.500     05/01/14        35,774         37,545
    FHLMC Gold Pool #E77962                                               6.500     07/01/14        58,706         61,612
    FHLMC Gold Pool #E78727                                               6.500     10/01/14         1,734          1,820
    FHLMC Gold Pool #E82543                                               6.500     03/01/16        58,051         60,839
    FHLMC Gold Pool #E85127                                               6.000     08/01/16        22,461         23,171
    FHLMC Gold Pool #E85353                                               6.000     09/01/16        89,136         91,956
    FHLMC Gold Pool #E89823                                               5.500     05/01/17       219,062        224,711
    FHLMC Gold Pool #E90912                                               5.500     08/01/17        69,737         71,535
    FHLMC Gold Pool #E91139                                               5.500     09/01/17       249,960        256,406
    FHLMC Gold Pool #E91646                                               5.500     10/01/17       457,321        469,114
    FHLMC Gold Pool #E92047                                               5.500     10/01/17       255,490        262,078
    FHLMC Gold Pool #E92196                                               5.500     11/01/17        50,171         51,465
    FHLMC Gold Pool #E95159                                               5.500     03/01/18       330,204        338,590
    FHLMC Gold Pool #E95734                                               5.000     03/01/18     1,552,393      1,575,612
    FHLMC Gold Pool #G01091                                               7.000     12/01/29        40,762         43,319
    FHLMC Gold Pool #G02060                                               6.500     01/01/36     1,562,854      1,624,013
    FHLMC Gold Pool #G08016                                               6.000     10/01/34     2,038,284      2,097,903
    FHLMC Gold Pool #G10817                                               6.000     06/01/13        29,994         30,968
    FHLMC Gold Pool #G11753                                               5.000     08/01/20       682,683        691,163
    FHLMC Gold Pool #J01380                                               5.500     03/01/21     2,266,351      2,315,485
    FHLMC Gold Pool #A44969                                               6.500     04/01/36     1,031,713      1,071,152
    FHLMC Pool #A56634                                                    5.000     01/01/37       423,055        419,296
    FHLMC Pool #A56829                                                    5.000     01/01/37       104,148        103,223
    FHLMC Series 2424 Class OG CMO                                        6.000     03/15/17     1,333,669      1,404,729
    FHLMC Series 2835 Class MD CMO                                        4.500     08/15/19       850,000        839,824
    FHLMC Series 2947 Class VA CMO                                        5.000     03/15/16       681,372        698,618
    FHLMC Series 3020 Class VA CMO                                        5.500     11/15/14     1,537,073      1,602,115

                                                        (continued on next page)

                            ONE AMERICA SERIES FUNDS
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                          Description                                    Rate        Date         Amount        Value
------------------------------------------------------------------    ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (93.4%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (53.7%) (continued)
    FNMA CMO 2002-86 KM CMO                                               5.000%    12/25/17    $2,150,000   $  2,220,482
    FNMA Pool #942956                                                     6.000     09/01/37     1,837,972      1,884,491
    FNMA Pool #256883                                                     6.000     08/01/37     1,792,884      1,838,262
    FNMA Pool #253798                                                     6.000     05/01/16         2,096          2,164
    FNMA Pool #356565                                                     5.500     09/01/17     1,314,575      1,349,511
    FNMA Pool #357637                                                     6.000     11/01/34     2,425,414      2,493,563
    FNMA Pool #545929                                                     6.500     08/01/32       175,694        183,182
    FNMA Pool #555591                                                     5.500     07/01/33       650,067        658,459
    FNMA Pool #572020                                                     6.000     04/01/16        36,602         37,786
    FNMA Pool #578974                                                     6.000     05/01/16        65,118         67,248
    FNMA Pool #579170                                                     6.000     04/01/16        17,968         18,549
    FNMA Pool #584953                                                     7.500     06/01/31        14,840         16,009
    FNMA Pool #585097                                                     6.000     05/01/16       125,834        129,904
    FNMA Pool #651220                                                     6.500     07/01/32       175,595        183,079
    FNMA Pool #781776                                                     6.000     10/01/34       247,119        254,062
    FNMA Pool #797509                                                     4.500     03/01/35     1,431,796      1,381,783
    FNMA Pool #797536                                                     4.500     04/01/35     1,142,845      1,102,925
    FNMA Pool #910446                                                     6.500     01/01/37       839,577        870,258
    FNMA Pool #936760                                                     5.500     06/01/37     1,337,141      1,351,058
    GNMA CMO 2002-88 GW                                                   5.500     09/20/19     1,000,000      1,016,811
    GNMA Pool #424739                                                     7.500     05/15/26        33,297         35,943
    GNMA Pool #443216                                                     8.000     07/15/27        22,671         24,869
    GNMA Pool #452827                                                     7.500     02/15/28        27,592         29,766
    GNMA Pool #457453                                                     7.500     10/15/27         8,099          8,741
    GNMA Pool #479743                                                     7.500     11/15/30        20,616         22,220
    GNMA Pool #511723                                                     7.500     10/15/30        31,036         33,450
    GNMA Pool #511778                                                     7.500     11/15/30        82,278         88,677
    GNMA Pool #529534                                                     8.000     08/15/30         9,180         10,078
    GNMA Pool #540356                                                     7.000     05/15/31        70,466         75,288
    GNMA Pool #542083                                                     7.000     01/15/31        13,271         14,179
    GNMA Pool #552466                                                     6.500     03/15/32       112,071        116,989
    GNMA Pool #570323                                                     6.000     02/15/32        35,893         37,198
    GNMA Pool #574395                                                     6.000     01/15/32       762,552        790,287
    GNMA Pool #577653                                                     6.000     08/15/32        65,667         68,055
    GNMA Pool #585467                                                     6.000     08/15/32       212,244        219,964
    GNMA Pool #591025                                                     6.500     10/15/32       160,741        167,794
    GE Capital Commercial Mortgage Corp.                                  5.349     08/11/36       500,000        503,528
    LBUBS Commercial Mortgage Trust, Ser.
      2006-C7, Cl. A2                                                     5.300     11/15/38     1,800,000      1,767,167
    Merrill Lynch/CountryWide Commercial
      Mortgage Trust, Ser. 2007-5, Cl. Asb                                5.362     10/12/16       650,000        636,022
    Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. Aab                     5.325     12/15/43       650,000        640,501
    Msc 2006-IQ11 A4                                                      5.775     10/15/42     1,000,000      1,010,396
    Small Business Administration Participation
      Certificates, Ser. 2006-10A, Cl. 1                                  5.524     03/10/16     1,000,000      1,007,891
    Small Business Administration Participation
      Certificates, Ser. 2006-20C, Cl. 1                                  5.570     03/01/26       879,302        908,084
    TIAA Seasoned Commercial Mortgage Trust                               6.104     08/15/39       350,000        357,731
                                                                                                             ------------
                                                                                                               77,685,442
                                                                                                             ------------
  CORPORATE OBLIGATIONS (33.2%)
    Auto Rental (0.5%)
      ERAC USA Finance Co. Series 144A                                    5.600     05/01/15       800,000        713,598
                                                                                                             ------------
    Automotive (0.0%)
      Daimler Chrysler North America Holdings                             7.750     01/18/11        37,000         39,788
                                                                                                             ------------
    Biotechnology (0.4%)
      Biogen Idec Inc.                                                    6.000     03/01/13       550,000        557,072
                                                                                                             ------------

                                                        (continued on next page)

                            ONE AMERICA SERIES FUNDS
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                          Description                                    Rate        Date         Amount        Value
------------------------------------------------------------------    ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (93.4%) (continued)
  CORPORATE OBLIGATIONS (33.2%) (continued)
    Chemicals (0.2%)
      Chemtura Corp.                                                      6.875%    06/01/16    $  300,000   $    267,000
      E.I. Du Pont De Nemours Co.                                         6.875     10/15/09        37,000         39,077
                                                                                                             ------------
                                                                                                                  306,077
                                                                                                             ------------
    Commercial Banks (2.3%)
      Bank of America Corp.                                               7.400     01/15/11        37,000         39,620
      Bank of Oklahoma                                                    5.750     05/15/17       600,000        614,995
      Bank One Corp.                                                      7.875     08/01/10     1,037,000      1,108,149
      First Union National Bank                                           7.800     08/18/10        37,000         39,828
      J.P. Morgan Chase & Co.                                             6.750     02/01/11        37,000         39,287
      Merrill Lynch & Co Inc                                              5.111     11/01/11       550,000        500,611
      PNC Funding Corp.                                                   5.125     12/14/10       400,000        403,674
      State Street Bank & Trust                                           5.300     01/15/16       600,000        595,919
      US Bank North America                                               6.375     08/01/11        37,000         40,061
                                                                                                             ------------
                                                                                                                3,382,144
                                                                                                             ------------
    Commercial Services & Supplies (0.8%)
      Waste Management, Inc.                                              6.875     05/15/09     1,100,000      1,128,466
                                                                                                             ------------
    Computer - Software (0.5%)
      Computer Associates Inc. Series 144A                                5.625     12/01/14       700,000        681,993
                                                                                                             ------------
    Consumer Products (0.6%)
      Kimberly-Clark                                                      6.625     08/01/37       800,000        875,594
                                                                                                             ------------
    E&P Services (0.6%)
      Seacor Holdings, Inc.                                               5.875     10/01/12       805,000        852,270
                                                                                                             ------------
    Electric (0.8%)
      EDP Finance BV                                                      6.000     02/02/18       600,000        612,896
      ITC Holdings Corp                                                   6.050     01/31/18       600,000        596,434
                                                                                                             ------------
                                                                                                                1,209,330
                                                                                                             ------------
    Electric Utility (2.8%)
      AEP Texas Central Trans Ser A-3                                     5.090     07/01/15       550,000        562,217
      Arizona Public Service Co.                                          6.375     10/15/11       600,000        622,123
      DPL Inc.                                                            6.875     09/01/11       500,000        533,588
      Duke Energy Indiana Inc.                                            8.000     07/15/09       400,000        420,422
      Entergy Gulf States, Inc.                                           4.875     11/01/11       650,000        647,312
      NiSource Finance Corp.                                              7.875     11/15/10       487,000        529,394
      Potomac Edison Co.                                                  5.350     11/15/14       700,000        706,551
                                                                                                             ------------
                                                                                                                4,021,607
                                                                                                             ------------
    Finance Companies (1.7%)
      Ford Motor Credit Corp.                                             7.000     10/01/13       800,000        624,015
      General Electric Capital Corp                                       6.375     11/15/67       600,000        587,111
      General Electric Capital Corp.                                      7.375     01/19/10        37,000         39,652
      Goldman Sachs Group, Inc.                                           6.875     01/15/11        37,000         39,497
      HSBC Finance Corp.                                                  6.750     05/15/11        37,000         38,384
      National Rural Utilities Cooperative Finance Corp.                  5.750     08/28/09       500,000        513,394
      SLM Corp.                                                           4.500     07/26/10       700,000        574,364
                                                                                                             ------------
                                                                                                                2,416.417
                                                                                                             ------------
    Food Products (0.7%)
      General Mills Inc.                                                  5.650     09/10/12       500,000        520,021
      Kellogg Company                                                     6.600     04/01/11        37,000         39,873
      Kraft Foods Inc.                                                    6.500     08/11/17       500,000        512,975
                                                                                                             ------------
                                                                                                                1,072,869
                                                                                                             ------------

                                                        (continued on next page)

                            ONE AMERICA SERIES FUNDS
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                          Description                                    Rate        Date         Amount        Value
------------------------------------------------------------------    ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (93.4%) (continued)
  CORPORATE OBLIGATIONS (33.2%) (continued)
    Gas-Distribution (0.9%)
      Atmos Energy Corp.                                                  4.950%    10/15/14    $  600,000   $    574,778
      Southwest Gas Corp.                                                 7.625     05/15/12       650,000        724,065
                                                                                                             ------------
                                                                                                                1,298,843
                                                                                                             ------------
    Health Care Services (0.4%)
      Quest Diagnostic, Inc.                                              6.950     07/01/37       550,000        544,488
                                                                                                             ------------
    Healthcare Equipment & Supplies (0.7%)
      Hospira, Inc.                                                       5.900     06/15/14     1,000,000      1,015,456
                                                                                                             ------------
    Independent Energy (1.7%)
      Chesapeake Energy Corp.                                             7.750     01/15/15       650,000        669,500
      Pioneer Natual Resource                                             7.200     01/15/28       600,000        521,545
      Southwestern Energy Co.                                             7.125     10/10/17       500,000        526,445
      Union Pacific Resources                                             7.050     05/15/18       600,000        673,357
                                                                                                             ------------
                                                                                                                2,390,847
                                                                                                             ------------
    Insurance (2.0%)
      Allstate Life Global Funding                                        4.250     02/26/10       700,000        713,999
      Metropolitan Life Global Funding Series 144A                        4.625     08/19/10       800,000        823,751
      Nationwide Financial Services                                       6.250     11/15/11       700,000        743,306
      Willis North America, Inc.                                          6.200     03/28/17       600,000        598,768
                                                                                                             ------------
                                                                                                                2,879,824
                                                                                                             ------------
    Integrated Energy (0.0%)
      Conocophilips Company                                               8.750     05/25/10        37,000         41,294
                                                                                                             ------------
    Iron/Steel (1.2%)
      Nucor Corp.                                                         5.750     12/01/17       900,000        931,621
      Reliance Steel & Aluminum Co.                                       6.850     11/15/36       900,000        857,755
                                                                                                             ------------
                                                                                                                1,789,376
                                                                                                             ------------
    Media (1.9%)
      AOL Time Warner, Inc.                                               6.750     04/15/11       387,000        397,968
      British Sky Broadcasting Group PLC                                  6.100     02/15/18       550,000        548,743
      Comcast Cable Communications LLC                                    7.125     06/15/13     1,095,000      1,163,333
      Time Warner Cable, Inc. Series 144 A                                6.550     05/01/37       650,000        613,588
      Viacom, Inc.                                                        6.625     05/15/11        37,000         37,741
                                                                                                             ------------
                                                                                                                2,761,373
                                                                                                             ------------
    Medical-Drugs (0.4%)
      Astrazeneca PLC                                                     5.900     09/15/17       500,000        528,532
                                                                                                             ------------
    Mining (0.4%)
      Vulcan Materials                                                    5.600     11/30/12       600,000        609,529
                                                                                                             ------------
    Office Furnishings-Orig (0.5%)
      Steelcase, Inc.                                                     6.500     08/15/11       650,000        696,359
                                                                                                             ------------
    Oil & Gas-Production/Pipeline (2.3%)
      El Paso Natural Gas                                                 7.625     08/01/10       700,000        718,853
      Questar Pipeline Co.                                                5.830     02/01/18       600,000        591,215
      Southern Natural Gas                                                5.900     04/01/17       650,000        635,395
      Transcont Gas Pipe Corp.                                            8.875     07/15/12       600,000        682,500
      Williams Partners LP/Williams Partners Fin. Corp.                   7.250     02/01/17       700,000        703,500
                                                                                                             ------------
                                                                                                                3,331,463
                                                                                                             ------------
    Oil and Gas (0.8%)
      Berry Petroleum Co.                                                 8.250     11/01/16       600,000        613,500
      Murphy Oil Corp.                                                    7.050     05/01/29       600,000        611,215
                                                                                                             ------------
                                                                                                                1,224,715
                                                                                                             ------------

                                                        (continued on next page)

                            ONE AMERICA SERIES FUNDS
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                          Description                                    Rate        Date         Amount        Value
------------------------------------------------------------------    ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (93.4%) (continued)
  CORPORATE OBLIGATIONS (33.2%) (continued)
    Packaging (0.4%)
      Pactiv Corp.                                                        6.400%    01/15/18    $  550,000        549,086
                                                                                                             ------------
    Paper and Forest Products (0.9%)
      Abitibi-Consolidated, Inc.                                          8.850     08/01/30       800,000        360,000
      Weyerhaeuser Co.                                                    7.375     03/15/32       900,000        889,531
                                                                                                             ------------
                                                                                                                1,249,531
                                                                                                             ------------
    Pharmaceuticals (1.3%)
      AmerisourceBergen Corp                                              5.875     09/15/15       850,000        834,673
      Medco Health Solutions Inc                                          6.125     03/15/13     1,000,000      1,012,929
                                                                                                             ------------
                                                                                                                1,847,602
                                                                                                             ------------
    Real Estate (0.4%)
      Nationwide Health Properties Inc                                    6.250     02/01/13       600,000        610,704
                                                                                                             ------------
    Retail (0.0%)
      Wal-Mart                                                            6.875     08/10/09        37,000         39,058
                                                                                                             ------------
    Telecommunication Services (4.1%)
      America Movil SAB de CV                                             5.625     11/15/17       600,000        593,169
      AT&T Wireless Services, Inc.                                        5.500     02/01/18       550,000        538,527
      AT&T Wireless Services, Inc.                                        7.875     03/01/11       537,000        584,100
      AT&T Wireless Services, Inc.                                        6.250     03/15/11        37,000         38,740
      British Telecom Plc                                                 8.625     12/15/10        37,000         40,691
      Deutsche Telekom International                                      8.000     06/15/10       862,000        922,083
      France Telecom                                                      7.750     03/01/11        37,000         40,121
      Rogers Wireless Inc                                                 6.375     03/01/14       875,000        867,528
      Sprint Capital Corp.                                                7.625     01/30/11        37,000         34,225
      Sprint Capital Corp.                                                8.750     03/15/32       800,000        676,000
      Verizon Communications                                              6.940     04/15/28       600,000        605,620
      Verizon Global Funding Corp.                                        7.250     12/01/10        37,000         39,737
      Windstream Corp                                                     8.125     08/01/13     1,000,000        982,499
                                                                                                             ------------
                                                                                                                5,963,040
                                                                                                             ------------
    Transportation (0.5%)
      Fedex Corp.                                                         7.110     01/02/14       655,963        751,294
                                                                                                             ------------
    Miscellaneous (0.5%)
      Inter-American Development Bank                                     7.375     01/15/10        37,000         40,309
      Quebec Province                                                     6.125     01/22/11        37,000         40,211
      Southern Star Central Corp. Series 144A                             6.750     03/01/16       650,000        624,000
                                                                                                             ------------
                                                                                                                  704,520
                                                                                                             ------------
        Total corporate obligations (cost: $48,869,678)                                                        48,084,159
                                                                                                             ------------
        Total long-term notes and bonds (cost: $134,066,793)                                                  135,154,597
                                                                                                             ------------
SHORT-TERM NOTES AND BONDS (2.8%)
  CORPORATE OBLIGATIONS (2.8%)
    Biotechnology (0.7%)
      Pioneer HI Bred Intl Inc.                                           5.750     01/15/09     1,000,000      1,014,926
                                                                                                             ------------
    Finance Companies (1.4%)
      Caterpillar Financial Service Corp.                                 3.450     01/15/09     1,000,000        997,630
      Citigroup Inc.                                                      3.625     02/09/09     1,000,000        997,384
      Merrill Lynch & Co.                                                 6.000     02/17/09        37,000         37,075
                                                                                                             ------------
                                                                                                                2,032,089
                                                                                                             ------------

                                                        (continued on next page)

                            ONE AMERICA SERIES FUNDS
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                          Description                                    Rate        Date         Amount        Value
------------------------------------------------------------------    ----------  -----------   -----------  ------------
SHORT-TERM NOTES AND BONDS (2.8%) (continued)
  CORPORATE OBLIGATIONS (2.8%) (continued)
    Food Wholesale/Distrib (0.2%)
      Pepsi Bottling Holdings Inc.                                        5.625%    02/17/09    $  305,000   $    311,173
                                                                                                             ------------
    Real Estate (0.5%)
      Simon Property Group LP                                             3.750     01/30/09       700,000        694,759
                                                                                                             ------------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (0.0%)
      Vende Mortgage Trust, Ser. 2001-3, Cl. J                            6.500     05/15/08        23,923         23,908
                                                                                                             ------------
        Total short-term notes and bonds (cost: $4,045,214)                                                     4,076,855
                                                                                                             ------------

                                                                                                  Shares
                                                                                                  -------
MONEY MARKET MUTUAL FUNDS (1.7%)
    AIM-STIT-STIC Prime Portfolio                                                                  625,000        625,000
    BlackRock Liquidity Tempfund Portfolio                                                         675,000        675,000
    First America Prime                                                                          1,225,000      1,225,000
                                                                                                             ------------
        Total money market mutual funds (cost: $2,525,000)                                                      2,525,000
                                                                                                             ------------
MUTUAL FUNDS (1.1%)
    Federated High Yield Bond                                                                       19,451        107,173
    Fidelity Advisor S-V Floater High Income Fund                                                   54,205        496,516
    Loomis Sayles Global Bond Fund                                                                  49,857        820,651
    Lehman Brothers High Income Bond fund                                                           11,329         95,048
                                                                                                             ------------
        Total mutual funds (cost: $1,510,934)                                                                   1,519,388
                                                                                                             ------------
CASH AND CASH EQUIVALENTS (0.2%)
    BONY Cash Reserve (cost: $240,091)                                                             240,091        240,091
                                                                                                             ------------
TOTAL INVESTMENTS (99.2%) (A) (COST $142,388,032)                                                             143,515,931

OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)                                                                    1,149,112
                                                                                                             ------------
NET ASSETS (100.0%)                                                                                          $144,665,043
                                                                                                             ============

------------
Series 144A securities were purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities as of March 31, 2008.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2008.

                                                                Total Net
                                                               Unrealized
  Tax Basis         Appreciation         Depreciation         Depreciation
  ---------         ------------         ------------         ------------
$142,388,652          $3,226,982          $(2,099,703)          $1,127,279

                                                        (continued on next page)

                            ONE AMERICA SERIES FUNDS
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

                                                          INVESTMENTS             OTHER FINANCIAL
               VALUATION INPUTS                          IN SECURITIES             INSTRUMENTS*
-------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $   4,284,479            $             -
-------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS              139,231,452                          -
-------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                            -                          -
-------------------------------------------------------------------------------------------------
TOTAL                                                    $ 143,515,931            $             -
-------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                              ONEAMERICA FUNDS, INC
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                           MARCH 31, 2008 (UNAUDITED)

                        Description                               Shares              Value
-----------------------------------------------------------      --------          ------------
COMMON STOCKS (60.5%)
  Aerospace & Defense (1.6%)
    General Dynamics Corp.                                        13,800           $  1,150,506
    Precision Castparts Corp.                                     38,200              3,899,456
                                                                                   ------------
                                                                                      5,049,962
                                                                                   ------------
  Apparel (3.4%)
    Columbia Sportswear Co.                                      118,000              5,195,540
    Liz Claiborne, Inc.                                           73,800              1,339,470
    Wolverine World Wide, Inc.                                   144,950              4,204,999
                                                                                   ------------
                                                                                     10,740,009
                                                                                   ------------
  Automotive Components (2.4%)
    Harley-Davidson, Inc.                                         68,400              2,565,000
    Magna International, Inc. Class A                             72,000              5,194,800
                                                                                   ------------
                                                                                      7,759,800
                                                                                   ------------
  Chemicals (1.1%)
    Dow Chemical Co.                                              96,300              3,548,655
                                                                                   ------------
  Computer Hardware & Software (4.7%)
    Autodesk, Inc. *                                              74,600              2,348,408
    Cisco Systems, Inc.*                                         206,200              4,967,358
    Dell Inc.*                                                   180,600              3,597,552
    Hewlett-Packard Co.                                           90,767              4,144,421
                                                                                   ------------
                                                                                     15,057,739
                                                                                   ------------
  Consumer Products (0.1%)
    Helen of Troy, Ltd.*                                          15,200                254,904
                                                                                   ------------
  Diversified Financial Services (6.2%)
    Aegon NV                                                     312,686              4,577,723
    Citigroup, Inc.                                               90,028              1,928,400
    Federated Investors, Inc.                                    133,000              5,208,280
    Investment Technology Group, Inc*                            102,400              4,728,832
    JP Morgan Chase & Co.                                         67,140              2,883,663
    Washington Mutual, Inc.                                       48,627                500,858
                                                                                   ------------
                                                                                     19,827,756
                                                                                   ------------
  Diversified Manufacturing (5.3%)
    Carlisle Cos., Inc.                                          161,600              5,403,904
    Crane Co.                                                    123,200              4,971,120
    Illinois Tool Works, Inc.                                    105,700              5,097,911
    Trinity Industries, Inc.                                      58,975              1,571,684
                                                                                   ------------
                                                                                     17,044,619
                                                                                   ------------
  Electrical Equipment (1.6%)
    Baldor Electric Co.                                          104,300              2,920,400
    FLIR Systems, Inc.*                                           75,200              2,262,768
                                                                                   ------------
                                                                                      5,183,168
                                                                                   ------------
  Food & Beverage (1.8%)
    The Coca-Cola Co.                                             96,400              5,867,868
                                                                                   ------------
  Health Care (6.1%)
    Johnson & Johnson                                             72,300              4,690,101
    McKesson Corp.                                                68,300              3,576,871
    Medtronic, Inc.                                               74,700              3,613,239
    Merck & Co., Inc.                                             31,600              1,199,220

                                                        (continued on next page)

                              ONEAMERICA FUNDS, INC
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                        Description                               Shares              Value
-----------------------------------------------------------      --------          ------------
COMMON STOCKS (60.5%) (continued)
  Health Care (6.1%) (continued)
    Pfizer, Inc.                                                 205,900           $  4,309,487
    Zimmer Holdings, Inc.*                                        29,900              2,328,014
                                                                                   ------------
                                                                                     19,716,932
                                                                                   ------------
  Home Furnishings (0.1%)
    La-Z-Boy, Inc.                                                28,000                233,520
                                                                                   ------------
  Industrial Conglomerates (1.8%)
    General Electric Co.                                         155,700              5,762,457
                                                                                   ------------
  Metals & Mining (1.7%)
    Alcoa, Inc.                                                  151,100              5,448,666
                                                                                   ------------
  Oil & Oil Services (4.8%)
    Royal Dutch Shell PLC ADR                                     94,150              6,494,467
    Tidewater, Inc.                                               79,550              4,384,001
    Valero Energy Corp.                                           90,700              4,454,277
                                                                                   ------------
                                                                                     15,332,745
                                                                                   ------------
  Paper and Forest Products (0.2%)
    Wausau Paper Corp.                                            65,300                539,378
                                                                                   ------------
  Recreation (2.1%)
    Brunswick Corp.                                              194,200              3,101,374
    Mattel, Inc.                                                 187,300              3,727,270
                                                                                   ------------
                                                                                      6,828,644
                                                                                   ------------
  Retail (4.0%)
    Bed Bath & Beyond, Inc.*                                     118,100              3,483,950
    Best Buy Co., Inc.                                            56,800              2,354,928
    BJ's Wholesale Club, Inc.*                                    38,300              1,366,927
    Home Depot, Inc.                                             168,600              4,715,742
    Kohl's Corp.*                                                 18,900                810,621
                                                                                   ------------
                                                                                     12,732,168
                                                                                   ------------
  Semiconductors (4.3%)
    Applied Materials, Inc.                                      203,900              3,978,089
    Intel Corp.                                                  273,800              5,799,084
    Texas Instruments, Inc.                                      145,900              4,124,593
                                                                                   ------------
                                                                                     13,901,766
                                                                                   ------------
  Telecommunication Services (4.0%)
    Nokia Corp. ADR                                              166,800              5,309,244
    Telefonos de Mexico, Class L ADR                             200,100              7,523,760
                                                                                   ------------
                                                                                     12,833,004
                                                                                   ------------
  Transportation (3.2%)
    Norfolk Southern Corp.                                        91,900              4,992,008
    Werner Enterprises, Inc.                                     283,700              5,265,472
                                                                                   ------------
                                                                                     10,257,480
                                                                                   ------------
      Total common stocks (cost:$166,607,439)                                       193,921,240
                                                                                   ------------

                                                                       Interest    Maturity      Principal
                           Description                                   Rate        Date         Amount          Value
-----------------------------------------------------------------     ----------  -----------   -----------   ------------
LONG-TERM NOTES AND BONDS (32.1%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.6%)
    Housing Urban Development                                             5.670%    08/01/16    $  200,000    $    215,429
    U.S. Treasury Bonds                                                   9.125     05/15/18       200,000         292,875
    U.S. Treasury Bonds                                                   6.250     05/15/30       225,000         287,613
    U.S. Treasury Bonds                                                   5.375     02/15/31     2,000,000       2,313,124
    U.S. Treasury Bonds                                                   4.500     05/15/17       100,000         108,672
    U.S. Treasury Notes                                                   3.875     05/15/09       300,000         307,711
    U.S. Treasury Notes                                                   6.000     08/15/09     1,612,000       1,709,979
    U.S. Treasury Notes                                                   4.250     01/15/11       100,000         106,883
    U.S. Treasury Notes                                                   5.000     02/15/11       200,000         218,188
    U.S. Treasury Notes                                                   5.125     06/30/11     3,396,000       3,739,050

                                                        (continued on next page)

                              ONEAMERICA FUNDS, INC
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                           Description                                   Rate        Date         Amount          Value
-----------------------------------------------------------------     ----------  -----------   -----------   ------------
LONG-TERM NOTES AND BONDS (32.1%) (continued)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.6%) (continued)
    U.S. Treasury Notes                                                   4.625%    02/15/17    $2,075,000    $  2,279,095
    U.S. Treasury Notes                                                   4.750     05/31/12       350,000         383,906
    U.S. Treasury Notes                                                   4.500     02/28/11     2,600,000       2,801,703
                                                                                                              ------------
                                                                                                                14,764,228
                                                                                                              ------------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (16.8%)
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. AAB                                                5.379     09/10/47       500,000         482,815
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-T24, Cl. AaB                                  5.533     10/12/41       450,000         448,507
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW13, Cl. AaB                                 5.530     09/11/41       700,000         685,151
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW14, Cl. A3                                  5.209     12/11/38       400,000         375,535
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2007-PW15, Cl. AaB                                 5.315     02/11/44       350,000         342,817
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW13, Cl. AAA                                 5.518     09/11/41       705,000         665,959
    Centerpoint Energy Transition Bond Co.,
      Ser. 2005-A, Cl. A2                                                 4.970     08/01/14       400,000         414,480
    CHN Equipment Trust Ser 2007-B A3A                                    5.400     10/17/11       600,000         610,661
    Citigroup Commercial Mortgage Trust, Ser.
      2006-C5, Cl. AsB                                                    5.413     10/15/49       800,000         793,131
    Commercial Mortgage PASS-THRU, Ser.
      2006-C8, Cl. AaB                                                    5.291     12/10/46       350,000         345,202
    Crown Castle Towers, Ser. 2006-1A, Cl. Afx                            5.245     11/15/36       800,000         791,096
    Csfb Boston Mtge Secs Corp 2005-C6 A4                                 5.230     12/15/40     1,000,000         993,967
    CSFB, Ser. 2005-C5, Cl. Aab                                           5.100     08/15/38       800,000         766,421
    FHLMC                                                                 5.200     030/5/19       300,000         305,308
    FHLMC Gold Pool #A42908                                               6.000     02/01/36       285,180         292,786
    FHLMC Gold Pool #A56247                                               6.000     01/01/37       939,282         964,335
    FHLMC Gold Pool #A57135                                               5.500     02/01/37     1,844,299       1,864,131
    FHLMC Gold Pool #A58278                                               5.000     03/01/37       953,044         944,576
    FHLMC Gold Pool #A11823                                               5.000     08/01/33       487,358         484,052
    FHLMC Gold Pool #A14499                                               6.000     10/01/33       185,478         191,267
    FHLMC Gold Pool #A16641                                               5.500     12/01/33       638,126         646,596
    FHLMC Gold Pool #A41968                                               5.500     01/01/36       238,931         241,726
    FHLMC Gold Pool #A48197                                               6.500     01/01/36       847,843         880,253
    FHLMC Gold Pool #A49346                                               6.500     05/01/36       449,025         466,190
    FHLMC Gold Pool #A51101                                               6.000     07/01/36       362,049         371,706
    FHLMC Gold Pool #A58965                                               5.500     04/01/37     1,144,432       1,156,738
    FHLMC Gold Pool #A71576                                               6.500     01/01/38       527,049         547,205
    FHLMC Gold Pool #B12969                                               4.500     03/01/19       580,933         580,352
    FHLMC Gold Pool #B18146                                               5.000     04/01/20       727,542         736,466
    FHLMC Gold Pool #B18179                                               5.000     04/01/20     1,383,717       1,400,907
    FHLMC Gold Pool #B19462                                               5.000     07/01/20       520,751         527,220
    FHLMC Gold Pool #C01086                                               7.500     11/01/30        11,866          12,842
    FHLMC Gold Pool #C01271                                               6.500     12/01/31        42,306          44,249
    FHLMC Gold Pool #C01302                                               6.500     11/01/31        21,450          22,435
    FHLMC Gold Pool #C01676                                               6.000     11/01/33       872,265         899,355
    FHLMC Gold Pool #C14872                                               6.500     09/01/28        15,762          16,506
    FHLMC Gold Pool #C20853                                               6.000     01/01/29       496,398         513,475
    FHLMC Gold Pool #C56017                                               6.500     03/01/31       273,074         285,823
    FHLMC Gold Pool #C61802                                               5.500     12/01/31       152,199         154,373
    FHLMC Gold Pool #C65255                                               6.500     03/01/32        23,067          24,085
    FHLMC Gold Pool #C67071                                               6.500     05/01/32        43,107          45,190
    FHLMC Gold Pool #C68790                                               6.500     07/01/32        74,261          77,536
    FHLMC Gold Pool #C74741                                               6.000     12/01/32        70,711          72,968
    FHLMC Gold Pool #C79886                                               6.000     05/01/33       138,335         142,653
    FHLMC Gold Pool #E00543                                               6.000     04/01/13        20,308          20,967
    FHLMC Gold Pool #E00878                                               6.500     07/01/15        17,937          18,817
    FHLMC Gold Pool #E01007                                               6.000     08/01/16        34,481          35,572

                                                        (continued on next page)

                              ONEAMERICA FUNDS, INC
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                           Description                                   Rate        Date         Amount          Value
-----------------------------------------------------------------     ----------  -----------   -----------   ------------
LONG-TERM NOTES AND BONDS (32.1%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (16.8%) (continued)
    FHLMC Gold Pool #E77962                                               6.500%    07/01/14    $   22,015    $     23,105
    FHLMC Gold Pool #E85127                                               6.000     08/01/16        12,835          13,241
    FHLMC Gold Pool #E85353                                               6.000     09/01/16        89,136          91,956
    FHLMC Gold Pool #E95159                                               5.500     03/01/18       123,827         126,971
    FHLMC Gold Pool #E95734                                               5.000     03/01/18       605,812         614,873
    FHLMC Gold Pool #G01477                                               6.000     12/01/32       569,874         588,147
    FHLMC Gold Pool #G01727                                               6.000     08/01/34     1,270,439       1,309,896
    FHLMC Gold Pool #G02060                                               6.500     01/01/36       937,712         974,408
    FHLMC Gold Pool #G08016                                               6.000     10/01/34     1,019,142       1,048,952
    FHLMC Gold Pool #G08087                                               6.000     10/01/35       263,466         270,698
    FHLMC Gold Pool #G11753                                               5.000     08/01/20       682,683         691,163
    FHLMC Gold Pool #J01380                                               5.500     03/01/21     1,133,176       1,157,742
    FHLMC Gold Pool #J05930                                               5.500     03/01/21     1,093,601       1,117,310
    FHLMC Series 2424 Class OG CMO                                        6.000     03/15/17       444,556         468,243
    FHLMC Series 2835 Class MD CMO                                        4.500     08/15/19       150,000         148,204
    FHLMC Series 2947 Class VA CMO                                        5.000     03/15/16       389,355         399,210
    FHLMC Series 3020 Class VA CMO                                        5.500     11/15/14       768,536         801,057
    FNCL Pool #915258                                                     5.500     04/01/37     1,847,893       1,867,126
    FNCL Pool # 940624                                                    6.000     08/01/37     2,770,438       2,840,557
    FNMA CMO 2002-86 KM CMO                                               5.000     12/25/17       350,000         361,474
    FNMA Pool #945882                                                     6.000     08/01/37     2,304,137       2,362,453
    FNMA Pool #942956                                                     6.000     09/01/37       918,986         942,245
    FNMA Pool #914468                                                     5.500     04/01/37     1,837,243       1,856,366
    FNMA Pool #356565                                                     5.500     09/01/17       298,767         306,707
    FNMA Pool #357637                                                     6.000     11/01/34       663,118         681,751
    FNMA Pool #545929                                                     6.500     08/01/32        81,990          85,485
    FNMA Pool #555591                                                     5.500     07/01/33       188,729         191,165
    FNMA Pool #574922                                                     6.000     04/01/16         3,826           3,950
    FNMA Pool #579170                                                     6.000     04/01/16        25,205          26,021
    FNMA Pool #584953                                                     7.500     06/01/31         6,596           7,115
    FNMA Pool #651220                                                     6.500     07/01/32        35,119          36,616
    FNMA Pool #725793                                                     5.500     09/01/19     1,056,932       1,084,486
    FNMA Pool #797509                                                     4.500     03/01/35     1,497,228       1,444,930
    FNMA Pool #797536                                                     4.500     04/01/35       819,574         790,946
    FNMA Pool #910446                                                     6.500     01/01/37       433,661         449,509
    FNMA Pool #936760                                                     5.500     06/01/37     1,337,141       1,351,058
    GNMA Pool #424578                                                     6.500     04/15/26       100,984         105,796
    GNMA Pool #425983                                                     6.500     03/15/26        16,186          16,958
    GNMA Pool #431962                                                     6.500     05/15/26        33,778          35,388
    GNMA Pool #436741                                                     7.500     01/15/27        24,980          26,960
    GNMA Pool #443216                                                     8.000     07/15/27        11,859          13,009
    GNMA Pool #479743                                                     7.500     11/15/30        20,616          22,220
    GNMA Pool #511778                                                     7.500     11/15/30        32,196          34,700
    GNMA Pool #542083                                                     7.000     01/15/31        66,354          70,894
    GNMA Pool #552466                                                     6.500     03/15/32        52,300          54,595
    GNMA Pool #555179                                                     7.000     12/15/31        16,798          17,947
    GNMA Pool #570323                                                     6.000     02/15/32        14,357          14,879
    GNMA Pool #574395                                                     6.000     01/15/32        74,760          77,479
    GE Capital Commercial Mortgage Corp.                                  5.349     08/11/36       500,000         503,528
    LBUBS Commercial Mortgage Trust, Ser.
      2006-C7, Cl. A2                                                     5.300     11/15/38     1,200,000       1,178,112
    Merrill Lyynch/CountryWide Commercial
      Mortgage Trust, Ser. 2007-5, Cl. AsB                                5.362     10/12/16       350,000         342,473
    Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. Aab                     5.325     12/15/43       350,000         344,885
    Small Business Administration Participation
      Certificates, Ser. 2006-10A, Cl. 1                                  5.524     03/10/16       500,000         503,946
    Small Business Administration Participation
      Certificates, Ser. 2006-20C, Cl. 1                                  5.570     03/01/26       439,651         454,042
    TIAA Seasoned Commercial Mortgage Trust                               6.104     08/15/39       650,000         664,358
                                                                                                              ------------
                                                                                                                53,721,707
                                                                                                              ------------

                                                        (continued on next page)

                              ONEAMERICA FUNDS, INC
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                           Description                                   Rate        Date         Amount          Value
-----------------------------------------------------------------     ----------  -----------   -----------   ------------
LONG-TERM NOTES AND BONDS (32.1%) (continued)
  CORPORATE OBLIGATIONS (10.7%)
    Auto Rental (0.1%)
      ERAC USA Finance Co. Series 144A                                    5.600%    05/01/15    $  200,000    $    178,400
                                                                                                              ------------
    Automotive (0.0%)
      Daimler Chrysler North America Holdings                             7.750     01/18/11         7,000           7,527
                                                                                                              ------------
    Biotechnology (0.1%)
      Biogen Idec Inc.                                                    6.000     03/01/13       450,000         455,786
                                                                                                              ------------
    Chemicals (0.1%)
      Chemtura Corp.                                                      6.875     06/01/16       200,000         178,000
      E.I. Du Pont De Nemours Co.                                         6.875     10/15/09         7,000           7,393
                                                                                                              ------------
                                                                                                                   185,393
                                                                                                              ------------
    Commercial Banks (1.3%)
      Bank of America Corp.                                               7.400     01/15/11         7,000           7,496
      Bank of Oklahoma                                                    5.750     05/15/17       400,000         409,997
      Bank One Corp.                                                      7.875     08/01/10     1,007,000       1,076,090
      Citi Financial                                                      6.625     06/01/15        75,000          76,466
      First Union National Bank                                           7.800     08/18/10         7,000           7,535
      J.P. Morgan Chase & Co.                                             6.750     02/01/11         7,000           7,433
      Marshall & Ilsley Corp.                                             5.350     04/01/11     1,000,000       1,005,474
      Merrill Lynch & Co Inc                                              5.111     11/01/11       450,000         409,591
      PNC Funding Corp.                                                   5.125     12/14/10       600,000         605,510
      State Street Bank & Trust                                           5.300     01/15/16       400,000         397,280
      US Bank North America                                               6.375     08/01/11         7,000           7,579
                                                                                                              ------------
                                                                                                                 4,010,451
                                                                                                              ------------
    Commercial Services & Supplies (0.1%)
      Waste Management, Inc.                                              6.875     05/15/09       300,000         307,763
                                                                                                              ------------
    Computer - Software (0.1%)
      Computer Associates Inc. Series 144A                                5.625     12/01/14       300,000         292,283
                                                                                                              ------------
    Consumer Products (0.2%)
      Kimberly-Clark                                                      6.625     08/01/37       700,000         766,144
                                                                                                              ------------
    E&P Services (0.1%)
      Seacor Holdings, Inc.                                               5.875     10/01/12       400,000         423,488
                                                                                                              ------------
    Electric (0.3%)
      EDP Finance BV                                                      6.000     02/02/18       400,000         408,597
      ITC Holdings Corp.                                                  6.050     01/31/18       400,000         397,623
                                                                                                              ------------
                                                                                                                   806,220
                                                                                                              ------------
    Electric Utility (1.0%)
      AEP Texas Central Trans Ser A-3                                     5.090     07/01/15       450,000         459,996
      Arizona Public Service Co.                                          6.375     10/15/11       600,000         622,122
      DPL Inc.                                                            6.875     09/01/11       500,000         533,588
      Duke Energy Indiana Inc.                                            8.000     07/15/09       600,000         630,632
      Entergy Gulf States, Inc.                                           4.875     01/01/11       350,000         348,552
      NiSource Finance Corp.                                              7.875     11/15/10       307,000         333,725
      Potomac Edison Co.                                                  5.350     11/15/14       300,000         302,808
                                                                                                              ------------
                                                                                                                 3,231,423
                                                                                                              ------------
    Finance Companies (0.5%)
      Ford Motor Credit Corp.                                             7.000     10/01/13       200,000         156,004
      General Electric Capital Corp                                       6.375     11/15/67       400,000         391,408
      General Electric Capital Corp.                                      7.375     01/19/10         7,000           7,502
      Goldman Sachs Group, Inc.                                           6.875     01/15/11         7,000           7,472
      HSBC Finance Corp.                                                  6.750     05/15/11         7,000           7,262

                                                        (continued on next page)

                              ONEAMERICA FUNDS, INC
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                           Description                                   Rate        Date         Amount          Value
-----------------------------------------------------------------     ----------  -----------   -----------   ------------
LONG-TERM NOTES AND BONDS (32.1%) (continued)
  CORPORATE OBLIGATIONS (10.7%) (continued)
    National Rural Utilities                                              5.750%    08/28/09    $  500,000    $    513,394
      SLM Corp.                                                           4.500     07/26/10       500,000         410,260
                                                                                                              ------------
                                                                                                                 1,493,302
                                                                                                              ------------
    Food Products (0.5%)
      General Mills Inc.                                                  5.650     09/10/12       500,000         520,021
      Kellogg Company                                                     6.600     04/01/11       607,000         654,133
      Kraft Foods Inc.                                                    6.500     08/11/17       500,000         512,975
                                                                                                              ------------
                                                                                                                 1,687,129
                                                                                                              ------------
    Gas-Distribution (0.2%)
      Atmos Energy Corp.                                                  4.950     10/15/14       400,000         383,186
      Southwest Gas Corp.                                                 7.625     05/15/12       350,000         389,881
                                                                                                              ------------
                                                                                                                   773,067
                                                                                                              ------------
    Health Care Services (0.1%)
      Quest Diagnostic Inc                                                6.950     07/01/37       450,000         445,491
                                                                                                              ------------
    Healthcare Equipment & Supplies (0.1%)
      Hospira, Inc.                                                       5.900     06/15/14       300,000         304,637
                                                                                                              ------------
    Independent Energy (0.3%)
      Chesapeake Energy Corp.                                             7.750     01/15/15       350,000         360,500
      Pioneer Natual Resource                                             7.200     01/15/28       400,000         347,696
      Union Pacific Resources                                             7.050     05/15/18       250,000         280,566
                                                                                                              ------------
                                                                                                                   988,762
                                                                                                              ------------
    Insurance (0.6%)
      Allstate Life Global Funding                                        4.250     02/26/10       500,000         509,999
      Metropolitan Life Global Funding Series 144A                        4.625     08/19/10       500,000         514,845
      Nationwide Financial Services                                       6.250     11/15/11       300,000         318,559
      Willis North America, Inc.                                          6.200     03/28/17       500,000         498,973
                                                                                                              ------------
                                                                                                                 1,842,376
                                                                                                              ------------
    Integrated Energy (0.0%)
      ConocoPhilips Company                                               8.750     05/25/10         7,000           7,812
                                                                                                              ------------
    Iron/Steel (0.4%)
      Nucor Corp                                                          5.750     12/01/17       600,000         621,080
      Reliance Steel & Aluminum Co                                        6.850     11/15/36       600,000         571,837
                                                                                                              ------------
                                                                                                                 1,192,917
                                                                                                              ------------
    Media (0.7%)
      AOL Time Warner, Inc.                                               6.750     04/15/11       157,000         161,449
      British Sky Broadcasting Group PLC                                  6.100     02/15/18       450,000         448,971
      Comcast Cable Communications LLC                                    7.125     06/15/13     1,000,000       1,062,406
      Time Warner Cable Inc.                                              6.550     05/01/37       600,000         566,389
      Viacom, Inc.                                                        6.625     05/15/11         7,000           7,140
                                                                                                              ------------
                                                                                                                 2,246,355
                                                                                                              ------------
    Medical-Drugs (0.2%)
      AstraZeneca PLC                                                     5.900     09/15/17       500,000         528,532
                                                                                                              ------------
    Mining (0.1%)
      Vulcan Materials                                                    5.600     11/30/12       400,000         406,353
                                                                                                              ------------
    Office Furnishings (0.1%)
      Steelcase, Inc.                                                     6.500     08/15/11       350,000         374,963
                                                                                                              ------------
    Oil & Gas-Production/Pipeline (0.7%)
      El Paso Natural Gas                                                 7.625     08/01/10       300,000         308,080
      Questar Pipeline Co                                                 5.830     02/01/18       400,000         394,143
      Southern Natural Gas                                                5.900     04/01/17       600,000         586,519
      Transcont Gas Pipe Corp.                                            8.875     07/15/12       400,000         455,000
      Williams Partners LP/Williams Partners/Fin. Corp.                   7.250     02/01/17       550,000         552,750
                                                                                                              ------------
                                                                                                                 2,296,492
                                                                                                              ------------

                                                        (continued on next page)

                              ONEAMERICA FUNDS, INC
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                           Description                                   Rate        Date         Amount          Value
-----------------------------------------------------------------     ----------  -----------   -----------   ------------
LONG-TERM NOTES AND BONDS (32.1%) (continued)
  CORPORATE OBLIGATIONS (10.7%) (continued)
    Oil and Gas (0.3%)
      Berry Petroleum LLC.                                                8.250%    11/01/16    $  400,000    $    409,000
      Murphy Oil Corp                                                     7.050     05/01/29       400,000         407,476
                                                                                                              ------------
                                                                                                                   816,476
                                                                                                              ------------
    Packaging (0.1%)
      Pactiv Corp                                                         6.400     01/15/18       450,000         449,253
                                                                                                              ------------
    Paper and Forest Products (0.1%)
      Abitibi-Consolidated, Inc.                                          8.850     08/01/30       200,000          90,000
      Weyerhaeuser Co.                                                    7.375     03/15/32       300,000         296,510
                                                                                                              ------------
                                                                                                                   386,510
                                                                                                              ------------
    Pharmaceuticals (0.5%)
      AmerisourceBergen Corp                                              5.875     09/15/15       685,000         672,648
      Medco Health Solutions Inc                                          6.125     03/15/13     1,000,000       1,012,929
                                                                                                              ------------
                                                                                                                 1,685,577
                                                                                                              ------------
    Real Estate (0.2%)
      Nationwide Health Properties Inc                                    6.250     02/01/13       400,000         407,136
      New Plan Excel Realty Trust                                         7.400     09/15/09       200,000         166,500
                                                                                                              ------------
                                                                                                                   573,636
                                                                                                              ------------
    Retail (0.0%)
      Wal-Mart                                                            6.875     08/10/09         7,000           7,389
                                                                                                              ------------
    Telecommunication Services (1.3%)
      America Movil SAB de CV                                             5.625     11/15/17       400,000         395,446
      AT&T Wireless Services, Inc.                                        5.500     02/01/18       450,000         440,613
      AT&T Wireless Services, Inc.                                        7.875     03/01/11       507,000         551,468
      AT&T Wireless Services, Inc.                                        6.250     03/15/11         7,000           7,329
      British Telecom Plc                                                 8.625     12/15/10         7,000           7,698
      Deutsche Telekom International                                      8.000     06/15/10       682,000         729,537
      France Telecom                                                      7.750     03/01/11       607,000         658,196
      Rogers Wireless Inc.                                                6.375     03/01/14       625,000         619,663
      Sprint Capital Corp.                                                7.625     01/30/11         7,000           6,475
      Sprint Capital Corp.                                                8.750     03/15/32       400,000         338,000
      Verizon Communications                                              6.940     04/15/28       350,000         353,278
      Verizon Global Funding Corp.                                        7.250     12/01/10         7,000           7,518
                                                                                                              ------------
                                                                                                                 4,115,221
                                                                                                              ------------
    Transportation (0.2%)
      Fedex Corp.                                                         7.110     01/02/14       610,917         699,701
                                                                                                              ------------
    Miscellaneous (0.1%)
      Inter-American Development Bank                                     7.375     01/15/10         7,000           7,626
      Quebec Province                                                     6.125     01/22/11         7,000           7,607
      Southern Star Central Corp.                                         6.750     03/01/16       375,000         360,001
                                                                                                              ------------
                                                                                                                   375,234
                                                                                                              ------------
        Total corporate obligations (cost: $34,456,349)                                                         34,362,063
                                                                                                              ------------
        Total long-term notes and bonds (cost: $101,064,191)                                                   102,847,998
                                                                                                              ------------
SHORT-TERM NOTES AND BONDS (3.0%)
  COMMERCIAL PAPER (1.9%)
    Consumer Finance (1.9%)
      American Honda Financial                                            2.879     04/02/08     2,000,000       1,999,680
      Bank of America Corp.                                               2.910     04/23/08     2,000,000       1,996,420
      Nestle Capital Corp.                                                2.322     04/17/08     2,000,000       1,997,360
                                                                                                              ------------
        Total commercial paper (cost: $5,994,299)                                                                5,993,460
                                                                                                              ------------

                                                        (continued on next page)

                              ONEAMERICA FUNDS, INC
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                           Description                                   Rate        Date         Amount          Value
-----------------------------------------------------------------     ----------  -----------   -----------   ------------
SHORT-TERM NOTES AND BONDS (3.0%) (continued)
  CORPORATE OBLIGATIONS (1.1%)
    Biotechnology (0.3%)
      Pioneer Hi-Bred Intl Inc.                                           5.750%    01/15/09    $1,000,000    $  1,014,926
                                                                                                              ------------
    Finance Companies (0.6%)
      Caterpillar Financial Service Corp.                                 3.450     01/15/09     1,000,000         997,630
      Citigroup, Inc.                                                     3.625     02/09/09     1,000,000         997,384
      Merrill Lynch & Co.                                                 6.000     02/17/09         7,000           7,014
                                                                                                              ------------
                                                                                                                 2,002,028
                                                                                                              ------------
    Food Products (0.1%)
      Pepsi Bottling Holdings Inc.                                        5.625     02/17/09       400,000         408,096
                                                                                                              ------------
    Real Estate (0.1%)
      Simon Property Group LP                                             3.750     01/30/09       300,000         297,754
        Total corporate obligations (cost: $3,686,450)                                                           3,722,804
                                                                                                              ------------
        Total short-term notes and bonds (cost: $9,680,749)                                                      9,716,264
                                                                                                              ------------
MONEY MARKET MUTUAL FUNDS (0.1%)
      Blackrock Liquidity Funds Temp Fund Portfolio                                                350,000         350,000
                                                                                                              ------------
        Total money market mutual funds (cost: $350,000)                                                           350,000
                                                                                                              ------------
MUTUAL FUNDS (4.1%)
      Federated High Yield Bond                                                                      8,091          44,579
      Fidelity Advisor S-V Floater High Income Fund                                                 54,038         494,990
      iShares GS $ InvesTop Corporate Bond                                                          18,233       1,918,112
      iShares S&P 500 Growth Index Fund                                                             34,800       2,185,092
      iShares Russell 1000 Growth Index                                                             57,600       3,135,744
      Lehman Brothers High Income Bond                                                               6,033          50,617
      Loomis Sayles Global Bond Fund                                                                44,635         734,691
      Vanguard Growth Index Fund                                                                   159,200       4,400,288
                                                                                                              ------------

        Total Mutual Funds (cost: $13,540,402)                                                                  12,964,113
                                                                                                              ------------
CASH AND CASH EQUIVALENTS (0.2%)
      BONY Cash Reserve (cost: $728,553)                                                           728,553         728,553
                                                                                                              ------------

TOTAL INVESTMENTS (100.00%) (a) (COST: $291,971,334)                                                           320,528,168

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                                        76,813
                                                                                                              ------------
NET ASSETS (100.0%)                                                                                           $320,604,981
                                                                                                              ============

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, series 144A securities are deemed to be liquid.

*Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of March 31, 2008.

                                                        (continued on next page)

                              ONEAMERICA FUNDS, INC
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

Percentages shown are based on net assets:

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2008.

                                                                Total Net
                                                               Unrealized
  Tax Basis         Appreciation         Depreciation         Depreciation
------------        ------------         ------------         ------------
$292,078,770         $46,547,706         $(18,098,308)         $28,449,398

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

                                                          INVESTMENTS             OTHER FINANCIAL
               VALUATION INPUTS                          IN SECURITIES             INSTRUMENTS*
-------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $ 207,963,906            $             -
-------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS              112,564,262                          -
-------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                            -                          -
-------------------------------------------------------------------------------------------------
TOTAL                                                    $ 320,528,168            $             -
-------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                           MARCH 31, 2008 (UNAUDITED)

                 Description                               Shares        Value
---------------------------------------------             --------    ----------
COMMON STOCKS (90.9%)
  Aerospace & Defense (2.5%)
    General Dynamics Corp.                                     350    $   29,180
    Precision Castparts Corp.                                  950        96,976
                                                                      ----------
                                                                         126,156
                                                                      ----------
  Apparel (5.0%)
    Columbia Sportswear Co.                                  2,450       107,874
    Liz Claiborne, Inc.                                      1,900        34,485
    Wolverine World Wide, Inc.                               3,750       108,787
                                                                      ----------
                                                                         251,146
                                                                      ----------
  Automotive Components (3.8%)
    Harley-Davidson, Inc.                                    1,850        69,375
    Magna International, Inc. Class A                        1,700       122,655
                                                                      ----------
                                                                         192,030
                                                                      ----------
  Chemicals (1.7%)
    Dow Chemical Co.                                         2,350        86,598
                                                                      ----------
  Computer Hardware & Software (7.5%)
    Autodesk, Inc.*                                          2,200        69,256
    Cisco Systems, Inc.*                                     5,450       131,290
    Dell Inc.*                                               3,500        69,720
    Hewlett-Packard Co.                                      2,400       109,584
                                                                      ----------
                                                                         379,850
                                                                      ----------
  Consumer Products (0.1%)
    Helen of Troy, Ltd.*                                       450         7,547
                                                                      ----------
  Diversified Financial Services (9.3%)
    Aegon NV                                                 7,577       110,927
    Citigroup, Inc.                                          2,400        51,408
    Federated Investors, Inc.                                3,396       132,986
    Investment Technology Group, Inc.*                       2,150        99,287
    JP Morgan Chase & Co.                                    1,550        66,573
    Washington Mutual, Inc.                                  1,050        10,815
                                                                      ----------
                                                                         471,996
                                                                      ----------
  Diversified Manufacturing (7.9%)
    Carlisle Cos., Inc.                                      3,800       127,071
    Crane Co.                                                3,100       125,085
    Illinois Tool Works, Inc.                                2,350       113,341
    Trinity Industries, Inc.                                 1,300        34,645
                                                                      ----------
                                                                         400,142
                                                                      ----------
  Electrical Equipment (2.6%)
    Baldor Electric Co.                                      2,550        71,400
    FLIR Systems, Inc.*                                      2,000        60,180
                                                                      ----------
                                                                         131,580
                                                                      ----------
  Food & Beverage (3.1%)
    Coca-Cola Co. (The)                                      2,600       158,262
                                                                      ----------
  Health Care (7.0%)
    McKesson Corp.                                           1,400        73,318
    Medtronic, Inc.                                          2,100       101,577
    Merck & Co., Inc.                                        2,000        75,900
    Zimmer Holdings, Inc.*                                   1,325       103,165
                                                                      ----------
                                                                         353,960
                                                                      ----------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                 Description                               Shares        Value
---------------------------------------------             --------    ----------
COMMON STOCKS (90.9%) (continued)
  Home Furnishings (0.2%)
    La-Z-Boy, Inc.                                           1,000    $    8,340
                                                                      ----------
  Industrial Conglomerates (2.8%)
    General Electric Co.                                     3,800       140,638
                                                                      ----------
  Metals & Mining (2.4%)
    Alcoa, Inc.                                              3,400       122,604
                                                                      ----------
  Oil & Oil Services (7.4%)
    Royal Dutch Shell PLC ADR                                2,100       144,857
    Tidewater, Inc.                                          2,300       126,753
    Valero Energy Corp.                                      2,050       100,676
                                                                      ----------
                                                                         372,286
                                                                      ----------
  Paper and Forest Products (0.3%)
    Wausau Paper Corp.                                       2,100        17,346
                                                                      ----------
  Recreation (3.2%)
    Brunswick Corp.                                          3,950        63,082
    Mattel, Inc.                                             4,950        98,505
                                                                      ----------
                                                                         161,587
                                                                      ----------
  Retail (6.7%)
    Bed Bath & Beyond, Inc.*                                 2,850        84,075
    Best Buy Co., Inc.                                       1,450        60,117
    BJ's Wholesale Club, Inc.*                                 800        28,552
    Home Depot, Inc.                                         3,700       103,489
    Kohl's Corp.*                                            1,500        64,335
                                                                      ----------
                                                                         340,568
                                                                      ----------
  Semiconductors (6.3%)
    Applied Materials, Inc.                                  4,550        88,771
    Intel Corp.                                              6,000       127,080
    Texas Instruments, Inc.                                  3,600       101,772
                                                                      ----------
                                                                         317,623
                                                                      ----------
  Telecommunication Services (5.9%)
    Nokia Corp. ADR                                          4,200       133,686
    Telefonos de Mexico, Class L ADR                         4,400       165,440
                                                                      ----------
                                                                         299,126
                                                                      ----------
  Transportation (5.2%)
    Norfolk Southern Corp.                                   2,550       138,516
    Werner Enterprises, Inc.                                 6,600       122,496
                                                                      ----------
                                                                         261,012
                                                                      ----------
      Total Common Stocks (cost: $4,886,847)                           4,600,397
                                                                      ----------

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------    ---------    ----------
SHORT-TERM NOTES AND BONDS (4.0%)
  COMMERCIAL PAPER (4.0%)
    Consumer Finance (4.0%)
      General Electric Capital Corp                               2.80%      5/6/08      $200,000    $  199,454
                                                                                                     ----------
        Total Commercial Paper (cost: $199,463)                                                         199,454
                                                                                                     ----------


                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                Shares          Value
                                                                                               ---------      ----------
MONEY MARKET MUTUAL FUNDS (5.3%)
      AIM-STIT-STIC Prime Portfolio                                                             110,000       $  110,000
      Blackrock Liquidity Funds Tempfund Portfolio                                              120,000          120,000
      Dreyfus Cash Management                                                                    40,000           40,000
                                                                                                              ----------
                                                                                                                 270,000
                                                                                                              ----------
        Total Money Market Mutual Funds (cost: $270,000)                                                         270,000
                                                                                                              ----------
CASH AND CASH EQUIVALENTS (0.2%)
      BONY Cash Reserve (cost: $10,222)                                                          10,222           10,222
                                                                                                              ----------
TOTAL INVESTMENTS (100.4%) (a) (COST: $5,366,532)                                                              5,080,073

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)                                                                    (20,996)
                                                                                                              ----------
NET ASSETS (100.0%)                                                                                           $5,059,077
                                                                                                              ==========

*Non-Income producing securities.

 The interest rate for short-term notes reflects the yields for those securities as of March 31, 2008.

Percentages shown are based on net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2008.

                                                                Total Net
                                                               Unrealized
  Tax Basis         Appreciation         Depreciation         Depreciation
------------        ------------         ------------         ------------
$5,366,532              $336,209            $(622,668)           $(286,459)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

                                                          INVESTMENTS             OTHER FINANCIAL
               VALUATION INPUTS                          IN SECURITIES             INSTRUMENTS*
-------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $   4,880,619            $             -
-------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                  199,454                          -
-------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                            -                          -
-------------------------------------------------------------------------------------------------
TOTAL                                                    $   5,080,073            $             -
-------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

INVESTMENTS

Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term fixed income securities are valued at amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost, which approximates value.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

   (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                      OneAmerica Funds, Inc.
            -------------------------------------------------------------------

By (Signature and Title)*        /s/ Dayton H. Molendorp
                         ------------------------------------------------------
                                Dayton H. Molendorp, President
Date    05/19/2008
    ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Dayton H. Molendorp
                         ------------------------------------------------------
                                Dayton H. Molendorp, President
Date    05/19/2008
    ---------------------------------------------------------------------------

By (Signature and Title)*        /s/ Constance E. Lund
                         ------------------------------------------------------
                                Constance E. Lund, Treasurer
Date    05/16/2008
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.